10-K Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of Asset Retirement Obligation	A reconciliation of the Company’s liability for the years ended December 31 was as follows:

	2022	2021
	(In thousands)
Balance at beginning of year	$33,406	$30,932
Liabilities incurred	4,657	1,655
Liabilities acquired	—	1,805
Liabilities settled	(2,117)	(2,613)
Accretion expense	1,415	1,627
Balance at end of year	$37,361	$33,406